Accounts Receivable (Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Abstract]
Balance at January 1	$ 4,321	$ 4,485	$ 4,367
Amounts charged to expense	4,712	4,805	4,854
Accounts written off	(5,897)	(5,939)	(5,780)
Recoveries of accounts written off	1,294	970	1,044
Balance at December 31	$ 4,430	$ 4,321	$ 4,485